1
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — January 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 95.2%
Aerospace and Defense  — 1.6%
400 Hawaiian Holdings Inc.† ........................... $ 5,700
16,200 Kaman Corp. ............................................ 729,810
600 L3Harris Technologies Inc. ....................... 125,052
860,562
Automotive  — 0.9%
20,000 Iveco Group NV† ...................................... 214,238
600,000 Pendragon plc† ........................................ 276,398
490,636
Broadcasting  — 2.2%
22,000 Sinclair Inc. .............................................. 345,400
54,500 TEGNA Inc. .............................................. 849,655
1,195,055
Building and Construction  — 7.8%
1,200 Carrier Global Corp. .................................. 65,652
1,500 Lennar Corp., Cl. B ................................... 208,125
13,000 MDC Holdings Inc. ................................... 813,540
11,510 Nobility Homes Inc. .................................. 379,715
1,500 PGT Innovations Inc.† .............................. 61,830
7,500 Skyline Champion Corp.† ......................... 513,600
9,700 Vulcan Materials Co. ................................. 2,192,297
4,234,759
Business Services  — 4.0%
3,400 Applus Services SA .................................. 41,116
230,000 Clear Channel Outdoor Holdings Inc.† ....... 395,600
3,000 Daseke Inc.† ............................................ 24,420
75,000 Dawson Geophysical Co.† ........................ 130,500
200,000 DX Group plc ........................................... 120,393
2,000 eWork Group AB ...................................... 28,021
2,000 McGrath RentCorp ................................... 251,300
4,000 SP Plus Corp.† ......................................... 206,920
104,000 Steel Connect Inc.† .................................. 990,080
2,188,350
Cable and Satellite  — 1.8%
5,000 EchoStar Corp., Cl. A† .............................. 66,950
3,500 Liberty Broadband Corp., Cl. A† ................ 272,370
3,500 Liberty Broadband Corp., Cl. C† ................ 274,575
3,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 183,270
3,000 Liberty Media Corp.-Liberty Formula One,
Cl. C† ................................................... 201,750
998,915
Communications Equipment  — 0.3%
5,500 Digi International Inc.† ............................. 133,705
Computer Software and Services  — 3.0%
4,000 Alteryx Inc., Cl. A† .................................... 189,840
3,000 EQS Group AG† ........................................ 125,794
1,000 Fiserv Inc.† .............................................. 141,870
Shares
Market
Value
500 HireRight Holdings Corp.† ........................ $ 6,200
6,000 Playtech plc† ............................................ 33,791
1,000 Rockwell Automation Inc. ......................... 253,280
4,000 Splunk Inc.† ............................................. 613,480
18,000 Stratasys Ltd.† ......................................... 237,960
1,602,215
Consumer Products  — 1.0%
4,500 Bang & Olufsen A/S† ................................ 6,276
8,000 Capri Holdings Ltd.† ................................. 389,920
9,700 iRobot Corp.† ........................................... 131,920
528,116
Consumer Services  — 3.0%
4,000 Adevinta ASA† ......................................... 42,977
39,000 Musti Group Oyj ....................................... 1,100,045
44,000 Rover Group Inc.† .................................... 481,360
1,624,382
Containers and Packaging  — 0.1%
10,000 Ardagh Metal Packaging SA ...................... 36,900
Diversified Industrial  — 6.7%
6,500 Hexcel Corp. ............................................ 431,535
130,800 Myers Industries Inc. ................................ 2,452,500
550,000 Schmitt Industries Inc.† ........................... 17,215
4,000 Textainer Group Holdings Ltd. ................... 198,600
15,000 Tredegar Corp. ......................................... 70,950
6,000 United States Steel Corp. .......................... 282,120
45,000 Velan Inc. ................................................. 175,388
3,628,308
Electronics  — 0.4%
300 MKS Instruments Inc. ............................... 31,935
14,000 Smart Metering Systems plc ..................... 168,728
200,663
Energy and Utilities  — 12.0%
5,000 Alerion Cleanpower SpA ........................... 138,330
132,000 Alvopetro Energy Ltd. ............................... 570,434
1,000 Avangrid Inc. ............................................ 30,380
22,500 Avista Corp. ............................................. 765,225
35,000 Endesa SA ................................................ 694,458
13,297 Energy Transfer LP ................................... 190,147
1,000 Etablissements Maurel et Prom SA ........... 5,971
1,680 Exxon Mobil Corp. .................................... 172,721
2,835 Green Plains Inc.† .................................... 58,769
30,000 Greenvolt-Energias Renovaveis SA† .......... 261,962
160,000 Gulf Coast Ultra Deep Royalty Trust ........... 1,920
2,000 Hess Corp. ............................................... 281,060
500 HF Sinclair Corp. ...................................... 28,245
2,500 KLX Energy Services Holdings Inc.† .......... 24,300
8,000 Northwestern Energy Group Inc. ............... 384,960
9,004 ONEOK Inc. .............................................. 614,523
19,000 PNM Resources Inc. ................................. 688,370

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — January 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
8,000 Portland General Electric Co. ..................... $ 327,440
25,000 Severn Trent plc ....................................... 823,111
1,500 Southwest Gas Holdings Inc. .................... 88,020
20,000 Southwestern Energy Co.† ........................ 129,000
10,500 UGI Corp. ................................................. 232,470
6,511,816
Entertainment  — 5.3%
22,000 Atlanta Braves Holdings Inc., Cl. A† .......... 947,540
1,672 Atlanta Braves Holdings Inc., Cl. C† .......... 67,398
47,000 Fox Corp., Cl. B ........................................ 1,410,470
100,000 IMAX China Holding Inc. ........................... 92,352
128 Liberty Media Corp.-Liberty Live, Cl. A† .... 4,714
128 Liberty Media Corp.-Liberty Live, Cl. C† .... 4,771
10,000 Manchester United plc, Cl. A† ................... 193,600
7,000 TEN Entertainment Group plc .................... 36,593
11,000 Warner Bros Discovery Inc.† .................... 110,220
2,867,658
Financial Services  — 4.7%
800 Brookfield Asset Management Ltd., Cl. A ... 32,152
3,200 Brookfield Corp. ....................................... 126,976
17,500 Cadence Bank .......................................... 465,850
2,566 CNFinance Holdings Ltd., ADR† ................ 6,210
7,500 Fanhua Inc., ADR† .................................... 43,950
2,319 First Bank ................................................. 31,863
15,300 First Horizon Corp. ................................... 217,872
654 LCNB Corp. .............................................. 9,659
500 National Western Life Group Inc., Cl. A ...... 242,000
27,000 Navient Corp. ........................................... 464,940
7,684 Shore Bancshares Inc. .............................. 99,431
1,500 SouthState Corp. ...................................... 124,650
13,000 Synovus Financial Corp. ........................... 489,580
400 Topdanmark AS ........................................ 17,769
3,000 Vericity Inc.† ............................................ 33,840
3,000 Webster Financial Corp. ............................ 148,440
2,555,182
Food and Beverage  — 4.8%
100,000 Carrols Restaurant Group Inc. ................... 940,000
4,000 Flowers Foods Inc. ................................... 91,200
12,000 GrainCorp Ltd., Cl. A ................................. 63,610
37,500 Hotel Chocolat Group plc† ........................ 178,214
1,500 Lucas Bols NV .......................................... 28,936
10,000 Primo Water Corp. .................................... 145,800
51,000 Sovos Brands Inc.† .................................. 1,124,550
2,572,310
Health Care  — 15.9%
10,000 Ambrx Biopharma Inc.† ............................ 278,000
2,300 Amedisys Inc.† ........................................ 216,821
5,000 Axonics Inc.† ........................................... 339,400
Shares
Market
Value
1,200 Bio-Rad Laboratories Inc., Cl. A† .............. $ 385,068
44,000 Cerevel Therapeutics Holdings Inc.† ......... 1,843,600
4,000 Globus Medical Inc., Cl. A† ....................... 211,160
6,000 Gracell Biotechnologies Inc., ADR† ........... 61,320
7,000 Grifols SA, ADR† ...................................... 56,280
10,000 Harpoon Therapeutics Inc.† ...................... 223,300
30,000 Icosavax Inc.† .......................................... 459,300
100 ICU Medical Inc.† ..................................... 9,153
11,000 Idorsia Ltd.† ............................................ 19,822
1,000 Illumina Inc.† ........................................... 143,010
20,000 ImmunoGen Inc.† .................................... 586,400
3,000 Karuna Therapeutics Inc.† ........................ 940,260
7,663 Novozymes A/S, Cl. B ............................... 393,618
26,000 Olink Holding AB, ADR† ............................ 636,480
20,000 Perrigo Co. plc ......................................... 641,600
5,820 QIAGEN NV .............................................. 254,101
500 QuidelOrtho Corp.† ................................... 34,255
4,000 RayzeBio Inc.† ......................................... 248,400
4,000 TherapeuticsMD Inc.† .............................. 9,040
53,000 Viatris Inc. ............................................... 623,810
8,614,198
Hotels and Gaming  — 0.9%
2,500 Ryman Hospitality Properties Inc., REIT .... 274,750
8,000 Vista Outdoor Inc.† .................................. 224,560
499,310
Machinery  — 1.7%
25,000 CFT SpA†(a) ............................................. 124,281
50,000 CNH Industrial NV .................................... 600,000
6,000 Valmet Oyj ............................................... 170,210
894,491
Materials  — 0.3%
1,400 Rogers Corp.† .......................................... 161,378
Media  — 0.5%
36,000 The E.W. Scripps Co., Cl. A† ..................... 286,920
Metals and Mining  — 2.5%
38,000 Alamos Gold Inc., Cl. A ............................. 460,180
14,000 JSR Corp. ................................................ 383,816
4,257 Kinross Gold Corp. ................................... 23,462
6,600 Newmont Corp. ........................................ 227,766
15,000 Pan American Silver Corp. ........................ 203,057
100,000 Sierra Metals Inc.† ................................... 67,890
1,366,171
Publishing  — 0.1%
5,100 Lee Enterprises Inc.† ................................ 55,233
Real Estate  — 0.1%
5,000 Corem Property Group AB, Cl. B ............... 5,054
3,000 Healthcare Realty Trust Inc., REIT ............. 48,330
33,000 Trinity Place Holdings Inc.† ...................... 5,729
59,113

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — January 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail  — 2.7%
6,500 Albertsons Companies Inc., Cl. A .............. $ 137,930
8,000 Macy's Inc. .............................................. 146,320
120,000 Sportsman's Warehouse Holdings Inc.† .... 462,000
90,000 The Fresh Market Inc.†(a) ......................... 0
27,500 Village Super Market Inc., Cl. A ................. 699,325
12,400 Yamada Holdings Co. Ltd. ......................... 37,955
1,483,530
Semiconductors  — 0.2%
500 Silicon Motion Technology Corp., ADR ...... 31,490
1,000 Tower Semiconductor Ltd.† ...................... 28,850
10,000 Transphorm Inc.† ..................................... 48,400
108,740
Specialty Chemicals  — 0.4%
9,200 Mativ Holdings Inc. .................................. 110,676
15,000 SGL Carbon SE† ....................................... 95,399
206,075
Telecommunications  — 6.4%
24,000 Juniper Networks Inc. ............................... 887,040
200,000 Koninklijke KPN NV .................................. 680,409
42,000 Liberty Global Ltd., Cl. A† ......................... 827,400
10,000 Liberty Latin America Ltd., Cl. A† .............. 70,400
12,000 Liberty Latin America Ltd., Cl. C† .............. 85,440
7,000 Orange Belgium SA† ................................ 99,705
11,000 Parrot SA† ............................................... 33,999
1,000 Rogers Communications Inc., Cl. B ........... 46,710
175,000 Telefonica Deutschland Holding AG ........... 444,438
32,000 Telesat Corp.† .......................................... 315,520
3,491,061
Wireless Communications  — 3.9%
40,000 Millicom International Cellular SA, SDR† ... 688,022
380,321 NII Holdings Inc., Escrow† ....................... 133,112
9,000 Telephone and Data Systems Inc. .............. 172,890
25,500 United States Cellular Corp.† .................... 1,132,200
2,126,224
TOTAL COMMON STOCKS .................. 51,581,976
CLOSED-END FUNDS  — 0.1%
30,000 Altaba Inc., Escrow† ................................. 73,350
RIGHTS  — 0.7%
Health Care  — 0.2%
6,700 ABIOMED Inc., CVR† ................................ 11,725
45,000 Achillion Pharmaceuticals Inc., CVR† ........ 22,500
52,000 Adamas Pharmaceuticals Inc., CVR† ......... 2,600
52,000 Adamas Pharmaceuticals Inc., CVR† ......... 2,600
20,000 Akouos Inc., CVR† ................................... 15,000
4,000 Albireo Pharma Inc., CVR† ....................... 9,000
13,000 Ambit Biosciences Corp., CVR†(a) ............ 0
Shares
Market
Value
35,000 Amryt Pharma plc, CVR† .......................... $ 700
35,000 Amryt Pharma plc, CVR† .......................... 700
56,000 Chinook Therapeutics Inc., CVR† .............. 22,400
4,000 CinCor Pharma Inc., CVR† ........................ 12,000
10,000 Decibel Therapeutics Inc., CVR† ............... 7,500
28,000 Epizyme Inc., CVR† .................................. 560
5,000 Flexion Therapeutics Inc., CVR† ................ 3,250
75,000 Innocoll, CVR†(a) ..................................... 0
14,000 Ipsen SA/Clementia, CVR†(a) .................... 0
15,000 Mirati Therapeutics Inc., CVR† .................. 7,500
11,000 Ocera Therapeutics, CVR†(a) .................... 688
3,000 Opiant Pharmaceuticals Inc., CVR† ........... 1,500
50,000 Orchard Therapeutics plc, CVR† ................ 2,500
100,000 Paratek Pharmaceuticals Inc., CVR† .......... 2,000
2,000 Prevail Therapeutics Inc., CVR† ................ 400
2,000 Radius Health Inc., CVR† .......................... 200
500 Sigilon Therapeutics Inc., CVR† ................ 3,775
7,000 Tobira Therapeutics Inc., CVR†(a) ............. 0
129,098
Materials  — 0.1%
17,500 Resolute Forest Products Inc., CVR† ......... 35,000
Metals and Mining  — 0.4%
10,000 Kinross Gold Corp., CVR†(a) .................... 0
400,000 Pan American Silver Corp., CVR† .............. 188,000
188,000
TOTAL RIGHTS ............................... 352,098
WARRANTS  — 0.0%
Business Services  — 0.0%
6 Internap Corp., expire 05/08/24†(a) .......... 3,912
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 4.0%
$ 2,195,000 U.S. Treasury Bills,
5.275% to 5.292%††,
04/04/24 to 04/25/24 ............................ 2,171,057
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $52,413,615) ............................... $ 54,182,393
Shares
Market
Value
SECURITIES SOLD SHORT — (0.7)%
Building and Construction — (0.3)%
1,000 Lennar Corp., Cl. A ......................... $ 149,850

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — January 31, 2024 (Unaudited)
Shares
Market
Value
Energy and Utilities — (0.3)%
1,680 Exxon Mobil Corp. ......................... $ 172,721
Metals and Mining — (0.1)%
1,600 Newmont Corp. ............................ 55,216
TOTAL SECURITIES SOLD SHORT
(Proceeds received $339,413)(b) ....... $ 377,787
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At January 31, 2024, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt